Pacer Trendpilot US Bond ETF
Schedule of Investments
July 31, 2024 (Unaudited)

CORPORATE BONDS - 98.1%	Par	Value
Communication Services - 16.4%
Altice Financing SA
5.00%, 01/15/2028 (a)	$212,000	$169,070
5.75%, 08/15/2029 (a)	341,000	259,184
Altice France Holding SA
10.50%, 05/15/2027 (a)	389,000	147,966
6.00%, 02/15/2028 (a)	98,000	29,400
Altice France SA/France
8.13%, 02/01/2027 (a)	310,000	249,178
5.50%, 01/15/2028 (a)	191,000	139,831
5.13%, 01/15/2029 (a)	56,000	39,123
5.13%, 07/15/2029 (a)	429,000	300,096
5.50%, 10/15/2029 (a)(b)	342,000	239,067
AMC Entertainment Holdings, Inc.
10.00% (includes 12.00% PIK), 06/15/2026 (a)	252,000	238,770
7.50%, 02/15/2029 (a)	86,000	62,672
AMC Networks, Inc.
10.25%, 01/15/2029 (a)	164,000	161,696
4.25%, 02/15/2029	171,000	117,869
Arches Buyer, Inc.
4.25%, 06/01/2028 (a)	199,000	177,434
6.13%, 12/01/2028 (a)	59,000	49,076
British Telecommunications PLC
4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081 (a)	82,000	77,800
4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081 (a)	59,000	53,193
C&W Senior Finance Ltd., 6.88%, 09/15/2027 (a)	212,000	207,516
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	129,000	128,385
5.13%, 05/01/2027 (a)	541,000	524,606
5.00%, 02/01/2028 (a)	416,000	396,148
5.38%, 06/01/2029 (a)	265,000	247,075
6.38%, 09/01/2029 (a)	267,000	260,183
4.75%, 03/01/2030 (a)	504,000	451,080
4.50%, 08/15/2030 (a)	451,000	395,000
4.25%, 02/01/2031 (a)	496,000	421,600
7.38%, 03/01/2031 (a)(b)	198,000	199,996
4.75%, 02/01/2032 (a)	217,000	186,265
4.50%, 05/01/2032	479,000	401,372
4.50%, 06/01/2033 (a)	313,000	257,142
4.25%, 01/15/2034 (a)	355,000	280,450
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	213,000	206,344
7.75%, 04/15/2028 (a)(b)	173,000	153,327
9.00%, 09/15/2028 (a)	131,000	139,369
7.50%, 06/01/2029 (a)	183,000	156,922
7.88%, 04/01/2030 (a)	151,000	153,714
CMG Media Corp., 8.88%, 12/15/2027 (a)	193,000	111,052
Cogent Communications Group LLC
3.50%, 05/01/2026 (a)	85,000	81,900
7.00%, 06/15/2027 (a)	85,000	85,916
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (a)	355,000	347,989
Consolidated Communications, Inc.
5.00%, 10/01/2028 (a)	47,000	40,547
6.50%, 10/01/2028 (a)	124,000	112,613
CSC Holdings LLC
5.50%, 04/15/2027 (a)	225,000	188,916
5.38%, 02/01/2028 (a)	173,000	137,102
7.50%, 04/01/2028 (a)	194,000	109,925
11.25%, 05/15/2028 (a)	173,000	156,565
11.75%, 01/31/2029 (a)	352,000	318,120
6.50%, 02/01/2029 (a)	303,000	233,310
5.75%, 01/15/2030 (a)	392,000	158,062
4.13%, 12/01/2030 (a)	188,000	130,190
4.63%, 12/01/2030 (a)	406,000	159,091
3.38%, 02/15/2031 (a)	171,000	113,854
4.50%, 11/15/2031 (a)	257,000	177,407
5.00%, 11/15/2031 (a)	59,000	23,358
Directv Financing LLC, 8.88%, 02/01/2030 (a)	146,000	146,493
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	636,000	612,547
DISH DBS Corp.
7.75%, 07/01/2026	333,000	214,847
5.25%, 12/01/2026 (a)(b)	476,000	396,020
7.38%, 07/01/2028	102,000	47,940
5.75%, 12/01/2028 (a)(b)	429,000	315,315
5.13%, 06/01/2029	296,000	126,085
DISH Network Corp., 11.75%, 11/15/2027 (a)	581,000	581,000
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	199,000	197,134
5.00%, 05/01/2028 (a)	266,000	255,895
6.75%, 05/01/2029 (a)	170,000	161,062
5.88%, 11/01/2029	129,000	116,122
6.00%, 01/15/2030 (a)	173,000	155,700
8.75%, 05/15/2030 (a)	205,000	214,738
8.63%, 03/15/2031 (a)	129,000	135,143
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027 (a)	60,000	59,025
3.50%, 03/01/2029 (a)	162,000	147,190
Gray Television, Inc.
7.00%, 05/15/2027 (a)(b)	129,000	124,634
10.50%, 07/15/2029 (a)	207,000	216,056
4.75%, 10/15/2030 (a)	139,000	92,518
5.38%, 11/15/2031 (a)	239,000	154,490
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	126,000	95,760
6.63%, 08/01/2026	73,000	34,648
iHeartCommunications, Inc.
6.38%, 05/01/2026 (b)	273,000	233,278
8.38%, 05/01/2027	94,000	38,534
5.25%, 08/15/2027 (a)	68,000	44,427
4.75%, 01/15/2028 (a)	59,000	36,572
Iliad Holding SASU
6.50%, 10/15/2026 (a)	119,000	119,149
7.00%, 10/15/2028 (a)	154,000	154,160
8.50%, 04/15/2031 (a)	164,000	170,276
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030 (a)	518,000	494,144
Lamar Media Corp.
3.75%, 02/15/2028	101,000	95,139
4.88%, 01/15/2029	34,000	32,971
4.00%, 02/15/2030	103,000	95,057
3.63%, 01/15/2031	103,000	91,541
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)	198,000	184,573
5.13%, 07/15/2029 (a)	147,000	122,455
Level 3 Financing, Inc.
4.25%, 07/01/2028 (a)	105,000	57,225
10.50%, 04/15/2029 (a)	131,000	135,094
4.88%, 06/15/2029 (a)	161,000	113,505
3.75%, 07/15/2029 (a)	86,000	40,635
11.00%, 11/15/2029 (a)	278,000	294,333
4.50%, 04/01/2030 (a)	227,000	152,658
10.50%, 05/15/2030 (a)	167,000	171,718
10.75%, 12/15/2030 (a)	126,000	130,095
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	207,000	209,769
4.75%, 10/15/2027 (a)	164,000	158,875
3.75%, 01/15/2028 (a)	100,000	94,250
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	53,000	51,418
4.63%, 06/01/2028 (a)	44,000	42,021
4.13%, 08/01/2030 (a)	85,000	76,181
3.63%, 10/01/2031 (a)	59,000	50,981
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	157,000	151,309
8.00%, 08/01/2029 (a)	126,000	122,888
News Corp.
3.88%, 05/15/2029 (a)	167,000	154,734
5.13%, 02/15/2032 (a)	59,000	56,050
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	294,000	285,045
4.75%, 11/01/2028 (a)	175,000	161,167
Optics Bidco SpA
6.00%, 09/30/2034 (a)	86,000	81,270
7.20%, 07/18/2036 (a)	91,000	93,328
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	117,000	114,367
4.25%, 01/15/2029 (a)	107,000	99,162
4.63%, 03/15/2030 (a)	59,000	54,250
7.38%, 02/15/2031 (a)	78,000	81,537
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057 (c)	56,000	48,821
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	234,000	215,280
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (a)	156,000	124,627
6.50%, 09/15/2028 (a)	199,000	109,261
ROBLOX Corp., 3.88%, 05/01/2030 (a)	173,000	155,051
Rogers Communications, Inc., 5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082 (a)	134,000	129,980
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	61,000	39,650
Scripps Escrow, Inc., 5.88%, 07/15/2027 (a)	52,000	36,156
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)	0	0
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (a)	59,000	35,916
4.13%, 12/01/2030 (a)	169,000	117,861
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	171,000	162,418
5.00%, 08/01/2027 (a)	267,000	257,989
4.00%, 07/15/2028 (a)	354,000	324,043
5.50%, 07/01/2029 (a)	226,000	215,762
4.13%, 07/01/2030 (a)	251,000	218,438
3.88%, 09/01/2031 (a)	270,000	225,320
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	190,000	178,362
Sunrise FinCo I BV, 4.88%, 07/15/2031 (a)	216,000	195,584
Sunrise HoldCo IV BV, 5.50%, 01/15/2028 (a)	28,000	27,357
TEGNA, Inc.
4.75%, 03/15/2026 (a)	95,000	93,422
4.63%, 03/15/2028	187,000	172,507
5.00%, 09/15/2029	203,000	184,705
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	200,000	191,546
Univision Communications, Inc.
6.63%, 06/01/2027 (a)	260,000	258,614
8.00%, 08/15/2028 (a)	247,000	248,442
4.50%, 05/01/2029 (a)	185,000	161,718
7.38%, 06/30/2030 (a)	154,000	147,840
8.50%, 07/31/2031 (a)	85,000	84,044
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)	88,000	74,426
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (a)	246,000	229,247
4.50%, 08/15/2030 (a)	163,000	141,511
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028 (a)	81,000	75,694
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)	232,000	196,626
4.75%, 07/15/2031 (a)	243,000	209,281
7.75%, 04/15/2032 (a)	129,000	129,055
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	332,000	343,588
3.25% to 09/04/2026 then 5 yr. CMT Rate + 2.45%, 06/04/2081	46,000	43,480
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	166,000	146,146
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)	260,000	228,332
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/2028 (a)	243,000	234,580
WMG Acquisition Corp.
3.75%, 12/01/2029 (a)	33,000	29,947
3.88%, 07/15/2030 (a)	124,000	111,407
3.00%, 02/15/2031 (a)	145,000	125,157
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (a)(b)	255,000	218,137
6.13%, 03/01/2028 (a)	181,000	126,112
Ziggo Bond Co. BV
6.00%, 01/15/2027 (a)	188,000	187,172
5.13%, 02/28/2030 (a)	34,000	30,073
Ziggo BV, 4.88%, 01/15/2030 (a)	177,000	161,676
		27,512,700

Consumer Discretionary - 18.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (a)	266,000	250,040
4.38%, 01/15/2028 (a)	129,000	122,836
3.50%, 02/15/2029 (a)(b)	129,000	118,035
6.13%, 06/15/2029 (a)	207,000	209,708
4.00%, 10/15/2030 (a)	504,000	449,106
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	144,000	141,723
7.00%, 04/15/2028 (a)	82,000	83,720
8.25%, 04/15/2031 (a)	59,000	62,117
Advance Auto Parts, Inc., 3.90%, 04/15/2030	90,000	82,861
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	288,000	293,093
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 07/15/2027 (a)	179,000	178,776
6.00%, 06/01/2029 (a)	187,000	163,249
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	218,000	200,979
4.63%, 06/01/2028 (a)	142,000	130,939
American Airlines, Inc.
7.25%, 02/15/2028 (a)	151,000	151,124
8.50%, 05/15/2029 (a)	171,000	176,358
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	278,833	277,152
5.75%, 04/20/2029 (a)	498,000	486,656
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	46,000	46,158
6.88%, 07/01/2028	47,000	46,941
5.00%, 10/01/2029 (b)	70,000	64,286
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028 (a)	118,000	111,303
3.88%, 11/15/2029 (a)	27,000	24,435
APX Group, Inc.
6.75%, 02/15/2027 (a)	106,000	105,787
5.75%, 07/15/2029 (a)	142,000	138,296
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	199,000	194,310
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	35,000	33,402
4.63%, 11/15/2029 (a)	133,000	124,355
4.75%, 03/01/2030	52,000	48,842
5.00%, 02/15/2032 (a)	70,000	64,507
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/2030 (a)	47,000	42,936
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 07/15/2027 (a)	34,000	32,926
4.75%, 04/01/2028 (a)	84,000	77,318
5.38%, 03/01/2029 (a)(b)	106,000	97,031
8.00%, 02/15/2031 (a)	116,000	114,840
Bath & Body Works, Inc.
5.25%, 02/01/2028	100,000	98,053
7.50%, 06/15/2029	84,000	86,857
6.63%, 10/01/2030 (a)	173,000	174,517
BCPE Ulysses Intermediate, Inc., 7.75% (includes 8.50% PIK), 04/01/2027 (a)	70,000	67,566
Boyd Gaming Corp.
4.75%, 12/01/2027	173,000	168,259
4.75%, 06/15/2031 (a)	177,000	163,011
Brightline East LLC, 11.00%, 01/31/2030 (a)	288,000	262,327
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (a)	99,000	98,129
4.88%, 02/15/2030 (a)	59,000	54,357
Caesars Entertainment, Inc.
8.13%, 07/01/2027 (a)(b)	309,000	316,203
4.63%, 10/15/2029 (a)(b)	240,000	223,078
7.00%, 02/15/2030 (a)	347,000	357,812
6.50%, 02/15/2032 (a)	257,000	260,328
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	137,000	135,390
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (a)	348,000	376,360
Carvana Co.
12.00% (includes 12.00% PIK), 12/01/2028 (a)	187,000	201,960
13.00% (includes 13.00% PIK), 06/01/2030 (a)	272,000	300,043
14.00% (includes 14.00% PIK), 06/01/2031 (a)	308,000	357,927
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027	59,000	58,654
5.25%, 07/15/2029	46,000	44,688
Century Communities, Inc.
6.75%, 06/01/2027	44,000	44,241
3.88%, 08/15/2029 (a)	59,000	53,740
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	104,000	102,830
4.75%, 01/15/2028 (a)	126,000	120,730
5.75%, 04/01/2030 (a)	207,000	202,575
6.75%, 05/01/2031 (a)	106,000	107,590
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)	70,000	67,655
7.00%, 08/01/2032 (a)	85,000	86,556
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	91,000	90,772
8.50%, 05/15/2027 (a)	336,000	338,945
6.75%, 05/15/2028 (a)	124,000	126,347
Cooper-Standard Automotive, Inc., 13.50% (includes 4.50% PIK), 03/31/2027 (a)	116,000	124,671
Dana, Inc.
5.38%, 11/15/2027	34,000	33,407
5.63%, 06/15/2028	34,000	33,107
4.25%, 09/01/2030	47,000	41,501
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	173,000	161,660
6.75%, 01/15/2030 (a)(b)	241,000	213,586
Gap, Inc.
3.63%, 10/01/2029 (a)	139,000	120,930
3.88%, 10/01/2031 (a)	144,000	121,626
Garda World Security Corp.
4.63%, 02/15/2027 (a)	115,000	110,256
9.50%, 11/01/2027 (a)(b)	71,000	71,354
7.75%, 02/15/2028 (a)	115,000	118,342
6.00%, 06/01/2029 (a)(b)	59,000	54,655
8.25%, 08/01/2032 (a)	90,000	90,144
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	60,000	58,575
8.75%, 01/15/2032 (a)	126,000	120,355
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	154,000	151,996
4.88%, 03/15/2027	128,000	124,981
5.00%, 07/15/2029	142,000	133,888
5.25%, 04/30/2031	64,000	59,867
5.25%, 07/15/2031 (b)	146,000	136,182
5.63%, 04/30/2033	53,000	48,750
Group 1 Automotive, Inc.
4.00%, 08/15/2028 (a)	115,000	107,201
6.38%, 01/15/2030 (a)	80,000	80,800
Hanesbrands, Inc.
4.88%, 05/15/2026 (a)	150,000	146,874
9.00%, 02/15/2031 (a)	70,000	74,218
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029 (a)(b)	179,025	170,253
Hertz Corp.
4.63%, 12/01/2026 (a)(b)	46,000	35,047
12.63%, 07/15/2029 (a)	151,000	163,464
5.00%, 12/01/2029 (a)(b)	224,000	147,784
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028 (a)	44,000	43,945
5.88%, 04/01/2029 (a)	50,000	50,362
3.75%, 05/01/2029 (a)	135,000	125,272
4.88%, 01/15/2030	173,000	167,161
4.00%, 05/01/2031 (a)	221,000	200,005
3.63%, 02/15/2032 (a)	291,000	254,635
6.13%, 04/01/2032 (a)	38,000	38,393
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029 (a)	142,000	133,566
4.88%, 07/01/2031 (a)	59,000	53,124
6.63%, 01/15/2032 (a)	156,000	157,538
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	101,000	99,587
IHO Verwaltungs GmbH
4.75% (includes 5.50% PIK), 09/15/2026 (a)	90,000	87,756
6.00% (includes 6.75% PIK), 05/15/2027 (a)	40,000	39,721
6.38% (includes 7.13% PIK), 05/15/2029 (a)	80,000	80,100
International Game Technology PLC
4.13%, 04/15/2026 (a)	129,000	126,358
6.25%, 01/15/2027 (a)	134,000	135,101
5.25%, 01/15/2029 (a)	139,000	135,791
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025 (a)	147,000	146,882
4.50%, 10/01/2027 (a)	44,000	42,002
5.88%, 01/15/2028 (a)	90,000	88,875
5.50%, 07/15/2029 (a)	39,000	38,138
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	136,000	133,426
LBM Acquisition LLC, 6.25%, 01/15/2029 (a)(b)	142,000	125,492
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	178,000	167,318
8.25%, 08/01/2031 (a)	146,000	152,776
Life Time, Inc.
5.75%, 01/15/2026 (a)	157,000	156,411
8.00%, 04/15/2026 (a)	56,000	56,799
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	123,000	123,982
7.25%, 11/15/2029 (a)	59,000	60,718
7.50%, 09/01/2031 (a)	91,000	94,909
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	32,000	30,777
3.88%, 06/01/2029 (a)	79,000	71,495
4.38%, 01/15/2031 (a)	64,000	57,360
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (a)	152,000	148,354
5.88%, 03/15/2030 (a)	37,000	35,520
6.13%, 03/15/2032 (a)	50,000	47,707
Mattamy Group Corp.
5.25%, 12/15/2027 (a)	46,000	45,112
4.63%, 03/01/2030 (a)	55,000	51,651
Melco Resorts Finance Ltd.
5.25%, 04/26/2026 (a)	44,000	42,603
5.63%, 07/17/2027 (a)	104,000	99,302
5.75%, 07/21/2028 (a)	161,000	150,937
5.38%, 12/04/2029 (a)	214,000	192,600
7.63%, 04/17/2032 (a)	129,000	128,499
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (a)	101,000	104,718
MGM China Holdings Ltd.
5.88%, 05/15/2026 (a)	129,000	127,732
4.75%, 02/01/2027 (a)	129,000	123,176
7.13%, 06/26/2031 (a)	85,000	86,130
MGM Resorts International
4.63%, 09/01/2026	47,000	46,094
5.50%, 04/15/2027	115,000	114,289
4.75%, 10/15/2028	124,000	119,557
6.50%, 04/15/2032	129,000	129,492
Michaels Cos., Inc.
5.25%, 05/01/2028 (a)	80,000	59,200
7.88%, 05/01/2029 (a)	287,000	165,025
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	126,000	127,890
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	96,000	89,825
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026 (a)	227,000	212,529
13.25%, 12/15/2027 (a)	86,000	96,965
Motion Bondco DAC, 6.63%, 11/15/2027 (a)	66,000	65,134
NCL Corp. Ltd.
5.88%, 03/15/2026 (a)	246,000	244,918
5.88%, 02/15/2027 (a)	170,000	168,761
8.38%, 02/01/2028 (a)	104,000	109,460
8.13%, 01/15/2029 (a)	134,000	142,562
7.75%, 02/15/2029 (a)(b)	111,000	116,828
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	98,000	97,755
Newell Brands, Inc.
5.70%, 04/01/2026	344,000	342,538
6.38%, 09/15/2027 (b)	86,000	86,169
6.63%, 09/15/2029	86,000	86,343
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (a)	188,000	188,737
Nordstrom, Inc.
4.38%, 04/01/2030	46,000	41,873
4.25%, 08/01/2031	50,000	44,490
Odeon Finco PLC, 12.75%, 11/01/2027 (a)	47,000	49,467
Penske Automotive Group, Inc.
3.50%, 09/01/2025	83,000	80,925
3.75%, 06/15/2029	59,000	53,881
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	222,000	208,466
7.75%, 02/15/2029 (a)	196,000	190,255
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (a)	65,000	48,587
5.88%, 09/01/2031 (a)	88,000	62,286
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (a)	232,000	231,930
3.38%, 08/31/2027 (a)	167,000	155,592
6.25%, 01/15/2028 (a)	224,000	223,283
QVC, Inc.
4.75%, 02/15/2027	55,000	48,125
4.38%, 09/01/2028	44,000	33,936
Rakuten Group, Inc.
5.13% to 04/22/2026 then 5 yr. CMT Rate + 4.58%, Perpetual (a)	136,000	125,086
11.25%, 02/15/2027 (a)	313,000	339,283
9.75%, 04/15/2029 (a)(b)	343,000	364,437
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual (a)	180,000	151,200
Resorts World Las Vegas LLC / RWLV Capital, Inc.
4.63%, 04/16/2029 (a)	173,000	156,993
8.45%, 07/27/2030 (a)	70,000	74,549
Service Corp. International/US
4.63%, 12/15/2027	93,000	90,538
5.13%, 06/01/2029	134,000	131,644
3.38%, 08/15/2030	156,000	137,795
4.00%, 05/15/2031	155,000	139,539
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (a)	159,000	163,044
Six Flags Entertainment Corp./DE
5.50%, 04/15/2027 (a)	44,000	43,781
7.25%, 05/15/2031 (a)	135,000	139,219
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	147,000	134,413
4.88%, 11/15/2031 (a)	59,000	52,670
Sotheby's, 7.38%, 10/15/2027 (a)	151,000	126,387
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.00%, 09/20/2025 (a)	58,000	36,540
8.00%, 09/20/2025 (a)	45,000	28,350
Staples, Inc.
10.75%, 09/01/2029 (a)	409,000	396,219
12.75%, 01/15/2030 (a)	159,062	123,671
Station Casinos LLC
4.50%, 02/15/2028 (a)	139,000	131,932
4.63%, 12/01/2031 (a)	120,000	109,436
6.63%, 03/15/2032 (a)	50,000	50,541
Stena International SA
7.25%, 01/15/2031 (a)	161,000	165,103
7.63%, 02/15/2031 (a)	45,000	46,394
Studio City Finance Ltd.
6.50%, 01/15/2028 (a)	46,000	44,078
5.00%, 01/15/2029 (a)	183,000	163,053
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (a)	81,000	81,304
5.75%, 01/15/2028 (a)	53,000	53,239
5.13%, 08/01/2030 (a)	59,000	57,563
Tempur Sealy International, Inc.
4.00%, 04/15/2029 (a)	140,000	127,645
3.88%, 10/15/2031 (a)	137,000	117,709
Tenneco, Inc., 8.00%, 11/17/2028 (a)	340,000	308,261
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	50,000	48,625
10.50%, 05/15/2029 (a)	110,000	107,239
Travel + Leisure Co.
6.63%, 07/31/2026 (a)	76,000	76,730
6.00%, 04/01/2027	47,000	47,157
4.50%, 12/01/2029 (a)	107,000	99,456
United Airlines, Inc.
4.38%, 04/15/2026 (a)	345,000	336,472
4.63%, 04/15/2029 (a)	360,000	340,289
Viking Cruises Ltd.
5.88%, 09/15/2027 (a)	143,000	142,106
7.00%, 02/15/2029 (a)	86,000	86,860
9.13%, 07/15/2031 (a)	131,000	143,150
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.88%, 05/01/2027 (a)	46,000	41,681
9.50%, 06/01/2028 (a)	46,000	41,170
6.38%, 02/01/2030 (a)	92,000	73,623
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	130,000	126,880
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	209,000	218,563
Williams Scotsman, Inc.
4.63%, 08/15/2028 (a)	59,000	56,161
6.63%, 06/15/2029 (a)	85,000	86,452
7.38%, 10/01/2031 (a)	101,000	105,108
Wynn Macau Ltd.
5.50%, 01/15/2026 (a)	171,000	168,025
5.50%, 10/01/2027 (a)	131,000	125,115
5.63%, 08/26/2028 (a)	232,000	219,820
5.13%, 12/15/2029 (a)	173,000	158,243
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	129,000	123,983
7.13%, 02/15/2031 (a)	176,000	182,952
Yum! Brands, Inc.
4.75%, 01/15/2030 (a)	140,000	134,855
3.63%, 03/15/2031	183,000	163,588
4.63%, 01/31/2032	190,000	177,040
5.38%, 04/01/2032	173,000	167,720
ZF North America Capital, Inc.
6.88%, 04/14/2028 (a)	124,000	127,030
7.13%, 04/14/2030 (a)	109,000	113,177
6.75%, 04/23/2030 (a)	146,000	149,818
6.88%, 04/23/2032 (a)	119,000	122,975
		31,015,781

Consumer Staples - 3.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (a)	129,000	124,698
7.50%, 03/15/2026 (a)	124,000	125,936
4.63%, 01/15/2027 (a)	240,000	233,760
5.88%, 02/15/2028 (a)	88,000	87,393
6.50%, 02/15/2028 (a)	88,000	89,160
3.50%, 03/15/2029 (a)	225,000	204,907
4.88%, 02/15/2030 (a)	176,000	168,502
B&G Foods, Inc.
5.25%, 09/15/2027	53,000	49,621
8.00%, 09/15/2028 (a)	89,000	90,625
Central Garden & Pet Co.
4.13%, 10/15/2030	46,000	41,547
4.13%, 04/30/2031 (a)	87,000	77,493
Coty, Inc., 5.00%, 04/15/2026 (a)	114,000	112,746
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (a)	84,000	80,482
6.63%, 07/15/2030 (a)(b)	131,000	134,963
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	55,000	54,066
6.00%, 06/15/2030 (a)	187,000	185,364
Edgewell Personal Care Co.
5.50%, 06/01/2028 (a)	126,000	123,480
4.13%, 04/01/2029 (a)	46,000	42,711
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)	104,000	98,653
4.38%, 03/31/2029 (a)	140,000	129,290
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 04/15/2029 (a)	212,000	212,706
4.88%, 06/01/2029 (a)	55,000	37,909
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031 (a)	90,000	90,788
10.75%, 06/30/2032 (a)	75,000	72,765
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028 (a)	46,000	44,691
4.13%, 01/31/2030 (a)	163,000	148,656
4.38%, 01/31/2032 (a)	121,000	108,918
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	180,000	177,624
4.25%, 08/01/2029 (a)	173,000	160,142
Pilgrim's Pride Corp.
4.25%, 04/15/2031	171,000	158,661
3.50%, 03/01/2032	157,000	135,957
6.25%, 07/01/2033	171,000	177,348
6.88%, 05/15/2034	85,000	91,931
Post Holdings, Inc.
5.63%, 01/15/2028 (a)	161,000	159,334
5.50%, 12/15/2029 (a)	216,000	209,233
4.63%, 04/15/2030 (a)	241,000	225,245
4.50%, 09/15/2031 (a)	170,000	154,645
6.25%, 02/15/2032 (a)	171,000	173,385
US Foods, Inc.
6.88%, 09/15/2028 (a)	85,000	87,335
4.75%, 02/15/2029 (a)	157,000	150,405
4.63%, 06/01/2030 (a)	84,000	78,586
7.25%, 01/15/2032 (a)	85,000	88,959
Vector Group Ltd.
10.50%, 11/01/2026 (a)	94,000	95,074
5.75%, 02/01/2029 (a)	151,000	144,883
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	333,000	317,095
3.20%, 04/15/2030	38,000	31,376
		5,789,048

Energy - 12.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (a)	56,000	55,866
5.75%, 01/15/2028 (a)	107,000	106,367
5.38%, 06/15/2029 (a)	134,000	131,079
6.63%, 02/01/2032 (a)	116,000	118,373
Antero Resources Corp.
7.63%, 02/01/2029 (a)	49,000	50,615
5.38%, 03/01/2030 (a)	114,000	111,355
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	86,000	86,480
6.25%, 04/01/2028 (a)	145,000	144,846
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.00%, 11/01/2026 (a)	55,000	55,082
8.25%, 12/31/2028 (a)	86,000	88,390
5.88%, 06/30/2029 (a)	34,000	33,351
Baytex Energy Corp.
8.50%, 04/30/2030 (a)	140,000	147,816
7.38%, 03/15/2032 (a)	101,000	103,392
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029 (a)	83,000	85,407
7.25%, 07/15/2032 (a)	88,000	91,507
Buckeye Partners LP
3.95%, 12/01/2026	104,000	100,342
4.13%, 12/01/2027	34,000	32,043
4.50%, 03/01/2028 (a)	82,000	78,161
6.88%, 07/01/2029 (a)	101,000	102,431
California Resources Corp.
7.13%, 02/01/2026 (a)	106,000	106,249
8.25%, 06/15/2029 (a)	106,000	108,565
Chesapeake Energy Corp.
5.50%, 02/01/2026 (a)	59,000	58,667
5.88%, 02/01/2029 (a)	89,000	88,614
6.75%, 04/15/2029 (a)	175,000	176,959
CITGO Petroleum Corp.
6.38%, 06/15/2026 (a)	61,000	61,027
8.38%, 01/15/2029 (a)	192,000	199,688
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	70,000	68,299
8.38%, 07/01/2028 (a)	232,000	243,828
8.63%, 11/01/2030 (a)	171,000	184,620
8.75%, 07/01/2031 (a)	232,000	249,706
CNX Resources Corp.
6.00%, 01/15/2029 (a)	86,000	85,235
7.38%, 01/15/2031 (a)	84,000	86,866
7.25%, 03/01/2032 (a)	68,000	70,272
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	228,000	220,572
6.75%, 03/01/2029 (a)	33,000	31,855
5.88%, 01/15/2030 (a)	160,000	148,934
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	234,000	225,192
7.50%, 12/15/2033 (a)	50,000	52,977
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	172,000	181,322
7.63%, 04/01/2032 (a)	121,000	124,242
7.38%, 01/15/2033 (a)	131,000	132,801
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (a)	218,000	217,662
5.00%, 05/01/2029 (a)	47,000	47,280
CVR Energy, Inc.
5.75%, 02/15/2028 (a)	34,000	32,045
8.50%, 01/15/2029 (a)	131,000	133,211
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)	70,000	69,727
8.63%, 03/15/2029 (a)	146,000	151,917
DT Midstream, Inc.
4.13%, 06/15/2029 (a)	188,000	175,545
4.38%, 06/15/2031 (a)	173,000	159,541
eG Global Finance PLC, 12.00%, 11/30/2028 (a)	224,000	240,520
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028 (a)	121,000	124,021
8.75%, 05/01/2031 (a)	85,000	89,373
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (a)	107,000	101,090
5.38%, 03/30/2028 (a)	117,000	104,957
5.88%, 03/30/2031 (a)	107,000	91,271
8.50%, 09/30/2033 (a)	129,000	123,319
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	136,000	144,499
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	70,000	70,122
EQM Midstream Partners LP
4.13%, 12/01/2026	86,000	83,743
7.50%, 06/01/2027 (a)	46,000	47,257
6.50%, 07/01/2027 (a)	157,000	160,184
5.50%, 07/15/2028	163,000	162,185
4.50%, 01/15/2029 (a)	150,000	143,528
6.38%, 04/01/2029 (a)	106,000	108,253
7.50%, 06/01/2030 (a)	59,000	63,653
4.75%, 01/15/2031 (a)	190,000	179,550
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	170,000	173,825
7.75%, 02/01/2028	120,000	121,753
8.25%, 01/15/2029	121,000	125,840
8.88%, 04/15/2030	59,000	62,466
7.88%, 05/15/2032	106,000	108,120
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	90,000	90,746
8.25%, 01/15/2032 (a)	40,000	41,092
Harvest Midstream I LP
7.50%, 09/01/2028 (a)	132,000	135,095
7.50%, 05/15/2032 (a)	38,000	39,238
Hess Midstream Operations LP
5.63%, 02/15/2026 (a)	144,000	143,219
5.13%, 06/15/2028 (a)	52,000	50,667
6.50%, 06/01/2029 (a)	124,000	126,583
4.25%, 02/15/2030 (a)	126,000	116,987
5.50%, 10/15/2030 (a)	47,000	45,729
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028 (a)	109,000	108,902
5.75%, 02/01/2029 (a)	116,000	113,890
6.00%, 04/15/2030 (a)	92,000	89,977
6.00%, 02/01/2031 (a)	70,000	67,971
6.25%, 04/15/2032 (a)	100,000	97,270
8.38%, 11/01/2033 (a)	106,000	114,644
6.88%, 05/15/2034 (a)	83,000	82,616
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028 (a)	96,000	101,775
7.38%, 07/15/2032 (a)	106,000	109,283
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	212,000	198,031
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	139,000	141,981
5.88%, 06/15/2030 (a)	171,000	169,513
Leviathan Bond Ltd.
6.50%, 06/30/2027 (a)	164,000	153,012
6.75%, 06/30/2030 (a)	49,000	43,872
Matador Resources Co.
6.88%, 04/15/2028 (a)	92,000	93,894
6.50%, 04/15/2032 (a)	161,000	161,842
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (a)	82,000	82,076
10.50%, 05/15/2027 (a)	102,000	104,295
Murphy Oil Corp., 5.88%, 12/01/2027	41,000	41,000
Murphy Oil USA, Inc.
4.75%, 09/15/2029	44,000	42,044
3.75%, 02/15/2031 (a)	59,000	52,363
Nabors Industries, Inc.
7.38%, 05/15/2027 (a)	121,000	123,269
9.13%, 01/31/2030 (a)(b)	121,000	129,398
8.88%, 08/15/2031 (a)	90,000	91,688
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	148,000	145,895
6.50%, 09/30/2026 (a)(b)	260,000	241,800
8.75%, 03/15/2029 (a)(b)	131,000	118,813
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	156,000	157,830
8.38%, 02/15/2032 (a)	222,000	226,977
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (a)	121,000	123,481
8.75%, 06/15/2031 (a)	89,000	94,046
NuStar Logistics LP
5.75%, 10/01/2025	101,000	100,985
6.00%, 06/01/2026	86,000	86,168
5.63%, 04/28/2027	95,000	94,665
6.38%, 10/01/2030	106,000	108,238
Parkland Corp.
5.88%, 07/15/2027 (a)	59,000	58,878
4.50%, 10/01/2029 (a)	140,000	130,907
4.63%, 05/01/2030 (a)	150,000	139,252
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	140,000	137,310
7.88%, 09/15/2030 (a)	88,000	91,080
Permian Resources Operating LLC
8.00%, 04/15/2027 (a)	96,000	99,121
5.88%, 07/01/2029 (a)	136,000	135,360
9.88%, 07/15/2031 (a)	38,000	42,359
7.00%, 01/15/2032 (a)	183,000	189,640
Range Resources Corp.
8.25%, 01/15/2029	116,000	120,461
4.75%, 02/15/2030 (a)	59,000	55,907
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 (a)	96,000	91,956
SM Energy Co.
6.75%, 09/15/2026	37,000	36,972
6.63%, 01/15/2027	36,000	36,013
6.50%, 07/15/2028	47,000	46,783
6.75%, 08/01/2029 (a)	125,000	125,781
7.00%, 08/01/2032 (a)	125,000	126,369
Southwestern Energy Co.
5.38%, 02/01/2029	123,000	120,368
5.38%, 03/15/2030	212,000	206,940
4.75%, 02/01/2032	197,000	184,141
Sunoco LP
7.00%, 05/01/2029 (a)	129,000	132,998
7.25%, 05/01/2032 (a)	129,000	134,055
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	58,000	57,752
5.88%, 03/15/2028	32,000	31,898
7.00%, 09/15/2028 (a)	104,000	107,014
4.50%, 05/15/2029	135,000	127,690
4.50%, 04/30/2030	130,000	121,401
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 03/01/2027 (a)	38,000	37,764
5.50%, 01/15/2028 (a)	149,000	143,770
7.38%, 02/15/2029 (a)	146,000	147,836
6.00%, 12/31/2030 (a)	129,000	122,186
6.00%, 09/01/2031 (a)	59,000	55,515
Talos Production, Inc.
9.00%, 02/01/2029 (a)	106,000	111,698
9.38%, 02/01/2031 (a)	116,000	122,832
Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (a)	90,000	93,600
Transocean, Inc.
8.00%, 02/01/2027 (a)	105,000	105,187
8.25%, 05/15/2029 (a)	161,000	164,421
8.75%, 02/15/2030 (a)	159,300	167,265
8.50%, 05/15/2031 (a)	166,000	169,688
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	70,000	70,473
7.13%, 03/15/2029 (a)	167,000	169,998
Valaris Ltd., 8.38%, 04/30/2030 (a)	172,000	180,144
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	213,000	197,024
6.25%, 01/15/2030 (a)	171,000	175,784
4.13%, 08/15/2031 (a)	213,000	193,833
3.88%, 11/01/2033 (a)	213,000	184,778
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	387,000	402,490
9.50%, 02/01/2029 (a)	517,000	574,891
7.00%, 01/15/2030 (a)	250,000	252,500
8.38%, 06/01/2031 (a)	387,000	406,743
9.88%, 02/01/2032 (a)	343,000	380,404
Vital Energy, Inc., 7.88%, 04/15/2032 (a)	176,000	179,210
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	278,000	289,155
		21,036,305

Financials - 12.2%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	161,000	163,770
4.25%, 02/15/2029 (a)	123,000	113,560
8.50%, 06/15/2029 (a)	85,000	87,213
6.00%, 08/01/2029 (a)	84,000	79,145
7.50%, 11/06/2030 (a)	192,000	194,640
AG Issuer LLC, 6.25%, 03/01/2028 (a)	89,000	85,244
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	49,000	50,071
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027 (a)	149,000	141,736
6.75%, 10/15/2027 (a)	234,000	232,450
6.75%, 04/15/2028 (a)	218,000	219,635
5.88%, 11/01/2029 (a)	38,000	36,431
7.00%, 01/15/2031 (a)	252,000	256,638
Ally Financial, Inc.
5.75%, 11/20/2025	232,000	232,747
6.70%, 02/14/2033 (b)	59,000	60,578
AmWINS Group, Inc.
6.38%, 02/15/2029 (a)	131,000	132,965
4.88%, 06/30/2029 (a)	136,000	128,288
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (a)	129,000	109,327
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	131,000	133,282
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	176,000	177,899
Aretec Group, Inc.
7.50%, 04/01/2029 (a)	70,000	66,526
10.00%, 08/15/2030 (a)	121,000	128,846
AssuredPartners, Inc.
5.63%, 01/15/2029 (a)	95,000	90,479
7.50%, 02/15/2032 (a)	85,000	86,695
Block, Inc.
2.75%, 06/01/2026	173,000	164,222
3.50%, 06/01/2031	181,000	157,254
6.50%, 05/15/2032 (a)	333,000	338,411
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	363,000	382,230
Brandywine Operating Partnership LP
3.95%, 11/15/2027	106,000	97,779
8.88%, 04/12/2029	33,000	35,147
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026 (a)	162,000	159,771
4.50%, 04/01/2027 (a)	134,000	126,642
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	35,000	34,256
9.25%, 07/01/2031 (a)	111,000	118,490
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)	171,000	150,480
3.63%, 10/01/2031 (a)	133,000	110,590
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	171,000	163,821
Credit Acceptance Corp.
6.63%, 03/15/2026	70,000	70,039
9.25%, 12/15/2028 (a)	106,000	113,093
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (a)	106,000	106,231
8.88%, 09/01/2031 (a)	50,000	53,750
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	88,000	92,440
8.50%, 05/15/2030 (a)	94,000	97,586
FirstCash, Inc.
4.63%, 09/01/2028 (a)	84,000	80,151
5.63%, 01/01/2030 (a)	64,000	62,204
6.88%, 03/01/2032 (a)	40,000	40,443
Freedom Mortgage Corp.
7.63%, 05/01/2026 (a)	85,000	85,074
6.63%, 01/15/2027 (a)	89,000	87,242
12.00%, 10/01/2028 (a)	136,000	146,370
12.25%, 10/01/2030 (a)	101,000	110,864
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	187,000	188,401
9.13%, 05/15/2031 (a)	146,000	143,628
FWD Group Holdings Ltd., 8.40%, 04/05/2029 (a)	150,000	155,352
GGAM Finance Ltd.
7.75%, 05/15/2026 (a)	70,000	71,693
8.00%, 02/15/2027 (a)	121,000	125,637
8.00%, 06/15/2028 (a)	101,000	106,822
6.88%, 04/15/2029 (a)	33,000	33,812
Global Atlantic Fin Co.
4.70% to 10/15/2026 then 5 yr. CMT Rate + 3.80%, 10/15/2051 (a)	129,000	120,644
7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054 (a)	106,000	107,966
goeasy Ltd.
9.25%, 12/01/2028 (a)	91,000	97,597
7.63%, 07/01/2029 (a)	45,000	46,035
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (a)	43,000	43,184
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	171,000	171,428
8.13%, 02/15/2032 (a)	85,000	84,758
HUB International Ltd.
5.63%, 12/01/2029 (a)	47,000	45,168
7.25%, 06/15/2030 (a)	563,000	579,890
7.38%, 01/31/2032 (a)	348,000	357,570
Hudson Pacific Properties LP
3.95%, 11/01/2027	38,000	33,338
4.65%, 04/01/2029	45,000	37,743
3.25%, 01/15/2030	38,000	28,560
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	215,000	214,105
5.25%, 05/15/2027	252,000	241,290
9.75%, 01/15/2029 (a)	144,000	151,376
4.38%, 02/01/2029	68,000	58,990
9.00%, 06/15/2030 (a)	151,000	152,888
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (a)	259,000	259,081
4.20% to 06/01/2031 then 1 yr. CMT Rate + 2.60%, 06/01/2032 (a)	68,000	58,743
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	129,000	120,706
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029 (a)	100,000	94,624
7.13%, 04/30/2031 (a)	240,000	248,400
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	178,000	165,225
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	124,000	130,045
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	55,000	48,383
4.75%, 02/01/2030	187,000	159,733
5.00%, 03/01/2031	55,000	46,441
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (a)	107,000	103,424
4.75%, 06/15/2029 (a)	64,000	60,752
7.00%, 07/15/2031 (a)	85,000	87,093
Liberty Mutual Group, Inc.
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.32%, 12/15/2051 (a)	46,000	43,167
4.30%, 02/01/2061 (a)	145,000	90,988
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	50,000	52,927
6.40%, 03/26/2029 (a)	106,000	108,725
8.13%, 03/30/2029 (a)	50,000	52,926
6.50%, 03/26/2031 (a)	111,000	115,176
Midcap Financial Issuer Trust
6.50%, 05/01/2028 (a)	201,000	194,146
5.63%, 01/15/2030 (a)	47,000	42,315
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	46,000	41,285
5.00%, 10/15/2027 (b)	234,000	191,744
4.63%, 08/01/2029 (b)	86,000	62,350
3.50%, 03/15/2031 (b)	312,000	203,993
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)(b)	85,000	83,525
6.00%, 01/15/2027 (a)	104,000	103,108
5.50%, 08/15/2028 (a)	148,000	143,676
5.13%, 12/15/2030 (a)	147,000	136,894
5.75%, 11/15/2031 (a)	70,000	66,783
7.13%, 02/01/2032 (a)	171,000	174,469
Navient Corp.
6.75%, 06/15/2026	46,000	46,494
5.00%, 03/15/2027	123,000	118,767
4.88%, 03/15/2028	46,000	42,974
5.50%, 03/15/2029	179,000	166,600
9.38%, 07/25/2030	46,000	48,889
11.50%, 03/15/2031	134,000	148,395
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	242,000	264,311
OneMain Finance Corp.
7.13%, 03/15/2026	278,000	282,963
3.50%, 01/15/2027	129,000	122,009
6.63%, 01/15/2028	137,000	138,634
3.88%, 09/15/2028	101,000	92,470
9.00%, 01/15/2029	156,000	165,315
5.38%, 11/15/2029 (b)	129,000	123,840
7.88%, 03/15/2030	119,000	124,362
4.00%, 09/15/2030	151,000	132,378
7.50%, 05/15/2031	131,000	134,470
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	519,000	531,975
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	126,000	124,802
4.88%, 05/15/2029 (a)	134,000	126,563
7.00%, 02/01/2030 (a)	94,000	95,669
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	76,000	75,509
4.25%, 02/15/2029 (a)	132,000	122,264
7.88%, 12/15/2029 (a)	134,000	140,198
7.13%, 11/15/2030 (a)	121,000	121,953
5.75%, 09/15/2031 (a)	59,000	56,271
PRA Group, Inc.
8.38%, 02/01/2028 (a)	34,000	34,271
8.88%, 01/31/2030 (a)	38,000	38,730
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 01/15/2029 (a)	61,000	41,937
5.25%, 04/15/2030 (a)	50,000	33,457
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	82,000	79,705
7.25%, 07/15/2028 (a)	70,000	72,450
4.50%, 02/15/2029 (a)	121,000	114,569
6.50%, 04/01/2032 (a)	171,000	173,095
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	146,000	144,723
RLJ Lodging Trust LP
3.75%, 07/01/2026 (a)	101,000	96,329
4.00%, 09/15/2029 (a)	59,000	52,475
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (a)	196,000	185,119
3.63%, 03/01/2029 (a)	129,000	118,398
3.88%, 03/01/2031 (a)	213,000	189,707
4.00%, 10/15/2033 (a)(b)	153,000	131,520
SLM Corp.
4.20%, 10/29/2025	82,000	80,319
3.13%, 11/02/2026	46,000	43,528
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	47,000	44,738
4.38%, 01/15/2027 (a)	86,000	82,555
7.25%, 04/01/2029 (a)	121,000	124,612
Synchrony Financial, 7.25%, 02/02/2033	139,000	141,882
UniCredit SpA
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032 (a)	171,000	169,390
7.30% to 04/02/2029 then 5 yr. Mid Swap Rate USD + 4.91%, 04/02/2034 (a)	216,000	224,815
5.46% to 06/30/2030 then 5 yr. CMT Rate + 4.75%, 06/30/2035 (a)	267,000	255,405
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	140,000	138,950
5.75%, 06/15/2027 (a)	84,000	82,855
5.50%, 04/15/2029 (a)	121,000	116,502
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (a)	32,000	22,930
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	479,000	483,012
4.75%, 04/15/2028 (a)	54,000	46,904
6.50%, 02/15/2029 (a)	212,000	160,654
XHR LP
6.38%, 08/15/2025 (a)	59,000	59,000
4.88%, 06/01/2029 (a)	59,000	55,681
		20,469,759

Health Care - 8.6%
AdaptHealth LLC
4.63%, 08/01/2029 (a)	46,000	41,156
5.13%, 03/01/2030 (a)	101,000	90,635
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	259,000	249,339
3.88%, 11/01/2029 (a)	81,000	74,584
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	242,000	248,121
Bausch Health Americas, Inc.
9.25%, 04/01/2026 (a)(b)	165,000	144,948
8.50%, 01/31/2027 (a)	55,000	40,150
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (a)	277,000	259,092
9.00%, 12/15/2025 (a)	159,000	143,100
6.13%, 02/01/2027 (a)(b)	219,000	186,052
5.75%, 08/15/2027 (a)	44,000	36,032
5.00%, 01/30/2028 (a)	51,000	28,555
4.88%, 06/01/2028 (a)	265,000	204,076
11.00%, 09/30/2028 (a)(b)	348,000	325,554
5.00%, 02/15/2029 (a)	38,000	19,290
6.25%, 02/15/2029 (a)	177,000	92,482
5.25%, 01/30/2030 (a)	71,000	35,855
5.25%, 02/15/2031 (a)	54,000	27,270
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (a)	84,000	83,456
3.13%, 02/15/2029 (a)	95,000	91,737
3.50%, 04/01/2030 (a)	112,000	107,991
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (a)	84,000	80,010
3.75%, 03/15/2029 (a)	97,000	89,576
4.00%, 03/15/2031 (a)	59,000	53,518
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)	338,000	324,505
8.00%, 12/15/2027 (a)	133,000	133,125
6.88%, 04/01/2028 (a)	140,000	111,615
6.00%, 01/15/2029 (a)	76,000	70,602
6.88%, 04/15/2029 (a)	214,000	176,211
6.13%, 04/01/2030 (a)	213,000	163,238
5.25%, 05/15/2030 (a)	264,000	229,020
4.75%, 02/15/2031 (a)	184,000	151,548
10.88%, 01/15/2032 (a)	382,000	410,316
DaVita, Inc.
4.63%, 06/01/2030 (a)	476,000	436,150
3.75%, 02/15/2031 (a)	260,000	224,900
Encompass Health Corp.
4.50%, 02/01/2028	140,000	135,572
4.75%, 02/01/2030	140,000	133,441
4.63%, 04/01/2031	67,000	62,262
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)	171,000	180,191
Hologic, Inc.
4.63%, 02/01/2028 (a)	47,000	45,355
3.25%, 02/15/2029 (a)	177,000	161,203
IQVIA, Inc.
5.00%, 10/15/2026 (a)	183,000	180,389
5.00%, 05/15/2027 (a)	188,000	184,387
6.50%, 05/15/2030 (a)	86,000	88,363
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	257,000	242,062
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (a)	101,000	97,626
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)	46,000	41,803
9.88%, 08/15/2030 (a)	146,000	159,035
11.00%, 10/15/2030 (a)	202,000	226,745
10.00%, 06/01/2032 (a)	151,000	159,871
Medline Borrower LP
3.88%, 04/01/2029 (a)	749,000	698,442
5.25%, 10/01/2029 (a)	429,000	414,826
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	257,000	262,480
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	137,000	130,527
3.88%, 11/15/2030 (a)	110,000	99,406
3.88%, 05/15/2032 (a)	129,000	113,693
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	361,000	340,130
5.13%, 04/30/2031 (a)	342,000	314,640
6.75%, 05/15/2034 (a)	83,000	83,994
7.88%, 05/15/2034 (a)	88,000	91,570
Owens & Minor, Inc.
4.50%, 03/31/2029 (a)	44,000	38,610
6.63%, 04/01/2030 (a)(b)	109,000	101,871
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	117,000	114,304
4.90%, 06/15/2030	73,000	68,775
Prestige Brands, Inc.
5.13%, 01/15/2028 (a)	34,000	33,247
3.75%, 04/01/2031 (a)	109,000	96,253
Radiology Partners, Inc.
9.25%, 02/01/2028 (a)(b)	166,000	137,614
7.78% (includes 3.50% PIK), 01/31/2029 (a)	122,208	115,181
9.78% (includes 9.78% PIK), 02/15/2030 (a)(b)	116,000	101,187
Select Medical Corp., 6.25%, 08/15/2026 (a)	213,000	214,534
Star Parent, Inc., 9.00%, 10/01/2030 (a)	174,000	185,390
Teleflex, Inc.
4.63%, 11/15/2027	46,000	44,690
4.25%, 06/01/2028 (a)	44,000	41,816
Tenet Healthcare Corp.
6.25%, 02/01/2027	251,000	251,433
5.13%, 11/01/2027	260,000	255,944
4.63%, 06/15/2028	58,000	55,902
6.13%, 10/01/2028	429,000	430,072
4.25%, 06/01/2029	243,000	229,481
4.38%, 01/15/2030	249,000	233,697
6.13%, 06/15/2030	342,000	344,065
6.75%, 05/15/2031	235,000	241,105
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	581,000	549,771
4.75%, 05/09/2027	171,000	166,016
6.75%, 03/01/2028	206,000	211,239
5.13%, 05/09/2029	171,000	165,856
7.88%, 09/15/2029	104,000	112,349
8.13%, 09/15/2031	59,000	66,301
		14,438,525

Industrials - 8.2%
ADT Security Corp., 4.13%, 08/01/2029 (a)	166,000	154,986
Air Canada, 3.88%, 08/15/2026 (a)	220,000	211,642
Albion Financing 1 SARL / Aggreko Holdings, Inc., 6.13%, 10/15/2026 (a)	102,000	100,801
Albion Financing 2 Sarl, 8.75%, 04/15/2027 (a)	53,000	53,868
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	47,000	45,868
5.88%, 06/01/2029 (a)	59,000	59,120
3.75%, 01/30/2031 (a)	197,000	175,921
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (a)	63,000	64,398
Bombardier, Inc.
7.88%, 04/15/2027 (a)	171,000	171,378
6.00%, 02/15/2028 (a)	129,000	128,639
7.50%, 02/01/2029 (a)(b)	129,000	134,674
8.75%, 11/15/2030 (a)	131,000	141,971
7.25%, 07/01/2031 (a)	129,000	132,887
7.00%, 06/01/2032 (a)	131,000	133,948
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	222,000	244,169
Brink's Co.
4.63%, 10/15/2027 (a)	70,000	67,819
6.50%, 06/15/2029 (a)	75,000	76,300
6.75%, 06/15/2032 (a)	75,000	76,419
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	64,000	61,293
4.25%, 02/01/2032 (a)	247,000	220,139
6.38%, 06/15/2032 (a)	126,000	127,676
6.38%, 03/01/2034 (a)	187,000	188,690
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	260,000	270,556
9.50%, 01/01/2031 (a)	85,000	92,332
Clean Harbors, Inc.
4.88%, 07/15/2027 (a)	92,000	89,982
6.38%, 02/01/2031 (a)	46,000	46,517
Covanta Holding Corp.
4.88%, 12/01/2029 (a)	151,000	138,194
5.00%, 09/01/2030	47,000	42,625
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (a)	478,000	487,369
6.75%, 07/15/2031 (a)	85,000	86,675
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (a)	267,000	261,660
7.88%, 12/01/2030 (a)	53,000	56,255
7.00%, 05/01/2031 (a)	55,000	56,796
7.00%, 06/15/2032 (a)	141,000	145,550
FXI Holdings, Inc.
12.25%, 11/15/2026 (a)	127,000	126,524
12.25%, 11/15/2026 (a)	59,000	58,679
GEO Group, Inc.
8.63%, 04/15/2029	114,000	118,560
10.25%, 04/15/2031	126,000	134,896
GFL Environmental, Inc.
3.75%, 08/01/2025 (a)	131,000	129,526
5.13%, 12/15/2026 (a)	44,000	43,593
4.00%, 08/01/2028 (a)	149,000	140,279
3.50%, 09/01/2028 (a)	159,000	147,818
4.75%, 06/15/2029 (a)	134,000	127,743
4.38%, 08/15/2029 (a)	49,000	45,876
6.75%, 01/15/2031 (a)	174,000	178,975
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (a)	216,000	197,240
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	205,000	203,239
6.63%, 06/15/2029 (a)	136,000	138,890
Hillenbrand, Inc., 6.25%, 02/15/2029	50,000	50,625
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	187,000	192,755
Madison IAQ LLC
4.13%, 06/30/2028 (a)	128,000	119,360
5.88%, 06/30/2029 (a)	193,000	180,764
Pike Corp.
5.50%, 09/01/2028 (a)	121,000	117,398
8.63%, 01/31/2031 (a)	35,000	37,750
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028 (a)	93,000	94,935
7.75%, 03/15/2031 (a)	140,000	147,404
Sensata Technologies BV
4.00%, 04/15/2029 (a)	156,000	144,534
5.88%, 09/01/2030 (a)	84,000	82,845
Sensata Technologies, Inc.
4.38%, 02/15/2030 (a)	53,000	49,298
3.75%, 02/15/2031 (a)	124,000	109,538
6.63%, 07/15/2032 (a)	96,000	97,335
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	62,000	58,621
9.38%, 11/30/2029 (a)	150,000	162,453
9.75%, 11/15/2030 (a)	197,000	219,760
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	47,000	47,092
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	280,000	274,456
TransDigm, Inc.
5.50%, 11/15/2027	457,000	451,324
6.75%, 08/15/2028 (a)	363,000	370,710
4.63%, 01/15/2029	192,000	181,720
6.38%, 03/01/2029 (a)	474,000	483,039
4.88%, 05/01/2029	134,000	127,549
6.88%, 12/15/2030 (a)	249,000	256,229
7.13%, 12/01/2031 (a)	171,000	177,626
6.63%, 03/01/2032 (a)	378,000	386,709
Uber Technologies, Inc.
8.00%, 11/01/2026 (a)	260,000	261,207
7.50%, 09/15/2027 (a)	205,000	208,780
6.25%, 01/15/2028 (a)	59,000	59,542
4.50%, 08/15/2029 (a)	248,000	239,320
United Rentals North America, Inc.
5.50%, 05/15/2027	59,000	58,873
3.88%, 11/15/2027	139,000	132,717
4.88%, 01/15/2028	288,000	281,700
5.25%, 01/15/2030	129,000	126,347
4.00%, 07/15/2030	139,000	126,914
3.88%, 02/15/2031	190,000	171,593
3.75%, 01/15/2032	129,000	114,362
6.13%, 03/15/2034 (a)	192,000	192,960
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	227,000	232,373
6.38%, 03/15/2029 (a)	161,000	163,278
6.63%, 03/15/2032 (a)	146,000	148,848
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	85,000	85,361
XPO, Inc.
7.13%, 06/01/2031 (a)	38,000	39,140
7.13%, 02/01/2032 (a)	136,000	140,553
		13,744,652

Information Technology - 6.1%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (a)(b)	388,000	365,690
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	136,000	139,975
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	136,000	137,118
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	164,000	153,710
4.88%, 07/01/2029 (a)	169,000	159,409
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	662,000	645,627
9.00%, 09/30/2029 (a)	635,000	631,838
8.25%, 06/30/2032 (a)	308,000	319,550
CommScope LLC
6.00%, 03/01/2026 (a)	257,000	240,785
8.25%, 03/01/2027 (a)	241,000	167,983
7.13%, 07/01/2028 (a)	67,000	42,433
4.75%, 09/01/2029 (a)	216,000	158,355
CommScope Technologies LLC, 5.00%, 03/15/2027 (a)	60,000	38,940
Entegris, Inc.
4.38%, 04/15/2028 (a)	34,000	32,327
4.75%, 04/15/2029 (a)	263,000	253,453
3.63%, 05/01/2029 (a)	85,000	77,081
5.95%, 06/15/2030 (a)	158,000	157,605
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	197,000	202,605
8.63%, 05/15/2032 (a)	104,000	108,055
Fair Isaac Corp.
5.25%, 05/15/2026 (a)	34,000	33,750
4.00%, 06/15/2028 (a)	148,000	139,383
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	141,000	144,842
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	148,000	150,909
7.13%, 09/30/2030 (a)	55,000	56,793
Imola Merger Corp., 4.75%, 05/15/2029 (a)	344,000	323,493
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	85,000	79,270
9.50%, 05/30/2029 (a)	111,000	115,476
McAfee Corp., 7.38%, 02/15/2030 (a)(b)	347,000	324,003
MPH Acquisition Holdings LLC
5.50%, 09/01/2028 (a)	183,000	143,143
5.75%, 11/01/2028 (a)	169,000	101,574
NCR Voyix Corp.
5.00%, 10/01/2028 (a)	97,000	92,635
5.13%, 04/15/2029 (a)	212,000	202,322
5.25%, 10/01/2030 (a)	53,000	49,759
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	452,000	442,678
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028 (a)	90,000	90,959
6.00%, 02/15/2029 (a)	131,000	89,848
Open Text Corp.
3.88%, 02/15/2028 (a)	164,000	153,682
3.88%, 12/01/2029 (a)	153,000	138,790
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	157,000	142,889
4.13%, 12/01/2031 (a)	112,000	99,860
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	136,000	139,910
6.50%, 02/15/2029 (a)	101,000	91,153
Sabre GLBL, Inc.
8.63%, 06/01/2027 (a)	149,000	139,129
11.25%, 12/15/2027 (a)	65,000	64,188
Seagate HDD Cayman
4.88%, 06/01/2027	47,000	46,374
4.09%, 06/01/2029	44,000	41,303
8.25%, 12/15/2029	98,000	105,574
8.50%, 07/15/2031	93,000	100,883
9.63%, 12/01/2032	171,000	196,094
SS&C Technologies, Inc.
5.50%, 09/30/2027 (a)	352,000	348,641
6.50%, 06/01/2032 (a)	120,000	122,250
Twilio, Inc.
3.63%, 03/15/2029	46,000	41,780
3.88%, 03/15/2031	85,000	76,153
UKG, Inc., 6.88%, 02/01/2031 (a)	413,000	424,407
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/2027 (a)	74,000	87,301
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (a)	318,000	278,846
Viasat, Inc.
5.63%, 09/15/2025 (a)	121,000	119,546
5.63%, 04/15/2027 (a)	55,000	51,627
6.50%, 07/15/2028 (a)	32,000	26,127
7.50%, 05/30/2031 (a)(b)	210,000	154,350
Western Digital Corp., 4.75%, 02/15/2026	395,000	389,002
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	68,000	57,596
8.88%, 11/30/2029 (a)	50,000	46,490
		10,297,321

Materials - 7.1%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	131,000	129,494
6.13%, 05/15/2028 (a)	85,000	85,156
4.13%, 03/31/2029 (a)	90,000	84,118
7.13%, 03/15/2031 (a)	136,000	140,348
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (a)	111,000	110,409
3.25%, 09/01/2028 (a)	70,000	62,349
4.00%, 09/01/2029 (a)	172,000	146,148
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (a)	211,000	179,913
5.25%, 08/15/2027 (a)	231,000	133,711
5.25%, 08/15/2027 (a)	79,000	45,728
Arsenal AIC Parent LLC
8.00%, 10/01/2030 (a)	124,000	131,781
11.50%, 10/01/2031 (a)	81,000	90,848
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (a)	74,000	39,590
7.50%, 09/30/2029 (a)	34,000	17,497
ATI, Inc., 7.25%, 08/15/2030	45,000	47,084
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	50,000	52,409
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (a)	118,000	107,277
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027 (a)	97,000	94,985
Ball Corp.
6.88%, 03/15/2028	129,000	132,727
6.00%, 06/15/2029	176,000	178,107
2.88%, 08/15/2030	226,000	194,479
3.13%, 09/15/2031	148,000	126,690
Berry Global, Inc., 5.63%, 07/15/2027 (a)	85,000	84,249
Chemours Co.
5.38%, 05/15/2027	43,000	41,328
5.75%, 11/15/2028 (a)	138,000	129,254
4.63%, 11/15/2029 (a)	104,000	91,229
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	50,000	49,873
6.75%, 04/15/2030 (a)	144,000	144,900
7.00%, 03/15/2032 (a)	161,000	161,807
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	84,000	83,664
8.75%, 04/15/2030 (a)	204,000	200,177
Constellium SE, 3.75%, 04/15/2029 (a)	44,000	40,156
Crown Americas LLC, 5.25%, 04/01/2030	59,000	57,745
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	47,000	45,455
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	149,000	146,689
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (a)	104,000	99,704
5.88%, 04/15/2030 (a)	133,000	130,869
4.38%, 04/01/2031 (a)	272,000	245,745
6.13%, 04/15/2032 (a)	140,000	138,600
Graphic Packaging International LLC
3.50%, 03/15/2028 (a)	40,000	37,255
3.75%, 02/01/2030 (a)	47,000	42,661
6.38%, 07/15/2032 (a)	124,000	125,512
INEOS Finance PLC
6.75%, 05/15/2028 (a)	45,000	45,155
7.50%, 04/15/2029 (a)	121,000	123,420
Kaiser Aluminum Corp.
4.63%, 03/01/2028 (a)	44,000	41,283
4.50%, 06/01/2031 (a)	145,000	128,456
LABL, Inc.
6.75%, 07/15/2026 (a)	123,000	121,995
10.50%, 07/15/2027 (a)	113,000	110,198
5.88%, 11/01/2028 (a)	46,000	42,537
8.25%, 11/01/2029 (a)	41,000	35,904
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)(b)	464,000	478,290
9.25%, 04/15/2027 (a)(b)	230,000	231,023
Mercer International, Inc., 5.13%, 02/01/2029	83,000	70,367
Methanex Corp.
5.13%, 10/15/2027	118,000	115,004
5.25%, 12/15/2029	123,000	119,444
Mineral Resources Ltd.
8.13%, 05/01/2027 (a)	123,000	124,829
8.00%, 11/01/2027 (a)	109,000	111,605
9.25%, 10/01/2028 (a)	182,000	193,557
8.50%, 05/01/2030 (a)	109,000	113,545
NOVA Chemicals Corp.
5.25%, 06/01/2027 (a)	185,000	180,616
8.50%, 11/15/2028 (a)	68,000	72,175
4.25%, 05/15/2029 (a)	98,000	88,445
9.00%, 02/15/2030 (a)	111,000	117,729
Novelis Corp.
3.25%, 11/15/2026 (a)	131,000	124,377
4.75%, 01/30/2030 (a)	278,000	262,083
3.88%, 08/15/2031 (a)	124,000	109,025
OI European Group BV, 4.75%, 02/15/2030 (a)	47,000	43,121
Olin Corp.
5.13%, 09/15/2027	46,000	44,913
5.63%, 08/01/2029	66,000	65,272
5.00%, 02/01/2030	84,000	80,124
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	133,000	122,788
9.75%, 11/15/2028 (a)	293,000	311,559
6.25%, 10/01/2029 (a)	34,000	31,239
7.25%, 06/15/2031 (a)	151,000	151,137
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)	72,000	72,068
7.25%, 05/15/2031 (a)	127,000	125,413
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (a)	97,000	91,055
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027 (a)	181,000	170,879
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	190,000	176,709
6.63%, 05/01/2029 (a)	118,000	111,042
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	36,000	33,505
4.00%, 04/01/2031	43,000	38,074
4.38%, 02/01/2032	34,000	30,243
Sealed Air Corp.
4.00%, 12/01/2027 (a)	37,000	35,087
5.00%, 04/15/2029 (a)	71,000	68,512
6.50%, 07/15/2032 (a)	80,000	81,103
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (a)	129,000	129,911
7.25%, 02/15/2031 (a)	45,000	46,871
Silgan Holdings, Inc., 4.13%, 02/01/2028	106,000	100,888
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	190,000	188,053
8.88%, 11/15/2031 (a)	174,000	187,517
Standard Industries, Inc./NJ
5.00%, 02/15/2027 (a)	148,000	144,735
4.75%, 01/15/2028 (a)	176,000	168,425
4.38%, 07/15/2030 (a)	278,000	252,938
3.38%, 01/15/2031 (a)	188,000	160,392
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 01/15/2029 (a)	123,000	120,068
7.25%, 01/15/2031 (a)	136,000	142,378
Trivium Packaging Finance BV
5.50%, 08/15/2026 (a)	181,000	177,295
8.50%, 08/15/2027 (a)	123,000	120,608
Tronox, Inc., 4.63%, 03/15/2029 (a)	200,000	182,000
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)	128,000	123,657
5.63%, 08/15/2029 (a)	194,000	177,676
		11,896,037

Real Estate - 1.7%
Diversified Healthcare Trust
4.75%, 02/15/2028	44,000	37,206
4.38%, 03/01/2031	36,000	27,278
Howard Hughes Corp.
5.38%, 08/01/2028 (a)	131,000	127,082
4.13%, 02/01/2029 (a)	112,000	102,819
4.38%, 02/01/2031 (a)	122,000	108,827
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	178,000	173,689
5.25%, 03/15/2028 (a)	148,000	144,840
5.00%, 07/15/2028 (a)	89,000	86,216
7.00%, 02/15/2029 (a)	178,000	182,673
4.88%, 09/15/2029 (a)	178,000	170,151
5.25%, 07/15/2030 (a)	231,000	222,405
4.50%, 02/15/2031 (a)(b)	201,000	185,186
5.63%, 07/15/2032 (a)	106,000	102,213
SBA Communications Corp.
3.88%, 02/15/2027	257,000	246,854
3.13%, 02/01/2029	260,000	235,513
Service Properties Trust
4.75%, 10/01/2026	40,000	38,291
4.95%, 02/15/2027	47,000	44,044
5.50%, 12/15/2027	40,000	38,124
3.95%, 01/15/2028	34,000	29,298
8.38%, 06/15/2029	141,000	140,012
4.95%, 10/01/2029	77,000	61,215
4.38%, 02/15/2030	34,000	25,474
8.63%, 11/15/2031 (a)	178,000	189,312
8.88%, 06/15/2032	116,000	110,292
		2,829,014

Utilities - 3.2%
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	164,000	166,829
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	130,000	128,106
5.75%, 05/20/2027	62,000	60,007
9.38%, 06/01/2028 (a)	90,000	94,142
Calpine Corp.
5.25%, 06/01/2026 (a)	37,000	36,708
4.50%, 02/15/2028 (a)	206,000	197,343
5.13%, 03/15/2028 (a)	243,000	235,649
4.63%, 02/01/2029 (a)	110,000	103,869
5.00%, 02/01/2031 (a)	146,000	137,422
3.75%, 03/01/2031 (a)	157,000	139,741
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	156,000	149,967
3.75%, 02/15/2031 (a)	159,000	140,768
DPL, Inc., 4.35%, 04/15/2029	34,000	31,966
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	46,000	48,228
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	43,000	44,741
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	259,000	287,643
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (c)	207,000	206,224
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (a)	85,000	86,615
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (a)	112,000	112,140
5.88%, 04/01/2029 (a)	143,000	133,633
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (a)	46,000	43,974
4.50%, 09/15/2027 (a)	49,000	46,935
7.25%, 01/15/2029 (a)(b)	187,000	194,246
NRG Energy, Inc.
5.75%, 01/15/2028	81,000	80,494
3.38%, 02/15/2029 (a)	50,000	45,031
5.25%, 06/15/2029 (a)	119,000	115,222
3.63%, 02/15/2031 (a)	195,000	171,006
3.88%, 02/15/2032 (a)	92,000	80,353
PG&E Corp.
5.00%, 07/01/2028	178,000	173,566
5.25%, 07/01/2030	171,000	165,229
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	56,000	50,781
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	210,000	225,529
TerraForm Power Operating LLC
5.00%, 01/31/2028 (a)	62,000	59,794
4.75%, 01/15/2030 (a)	158,000	147,167
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	171,000	169,664
5.63%, 02/15/2027 (a)	224,000	222,247
5.00%, 07/31/2027 (a)	216,000	211,681
4.38%, 05/01/2029 (a)	216,000	203,688
7.75%, 10/15/2031 (a)	249,000	262,695
6.88%, 04/15/2032 (a)	171,000	176,076
		5,387,119
TOTAL CORPORATE BONDS (Cost $161,330,142)		164,416,261

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (d)	7,823,870	7,823,870
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,823,870)		7,823,870

TOTAL INVESTMENTS - 102.7% (Cost $169,154,012)		172,240,131
Liabilities in Excess of Other Assets - (2.7)%		(4,569,422)
TOTAL NET ASSETS - 100.0%		$167,670,709

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $138,009,066 or 82.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $7,616,588 which represented 4.5% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Trendpilot US Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$164,416,261	$–	$164,416,261
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,823,870
Total Investments	$–	$164,416,261	$–	$172,240,131

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.